Supplemental Guarantor Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Guarantor Condensed Financial Information [Abstract]
Supplemental Guarantor Condensed Financial Information
SUPPLEMENTAL GUARANTOR CONDENSED FINANCIAL INFORMATION

As of December 31, 2011, TCEH and TCEH Finance, as Co-Issuers, had outstanding $5.056 billion aggregate principal amount of 10.25% Senior Notes Due 2015, 10.25% Senior Notes due 2015 Series B and Toggle Notes (collectively, the TCEH Senior Notes) and $1.571 billion aggregate principal amount of 15% Senior Secured Second Lien Notes due 2021 and 15% Senior Secured Second Lien Notes due 2021 (Series B) (collectively, the TCEH Senior Secured Second Lien Notes). The TCEH Senior Notes and the TCEH Senior Secured Second Lien Notes are unconditionally guaranteed by EFCH and by each subsidiary (all 100% owned by TCEH) that guarantees the TCEH Senior Secured Facilities (collectively, the Guarantors). The guarantees issued by the Guarantors are full and unconditional, joint and several guarantees of the TCEH Senior Notes and the TCEH Senior Secured Second Lien Notes. The guarantees of the TCEH Senior Notes rank equally with any senior unsecured indebtedness of the Guarantors and rank effectively junior to all of the secured indebtedness of the Guarantors to the extent of the assets securing that indebtedness. The guarantees of the TCEH Senior Secured Second Lien Notes rank equally in right of payment with all senior indebtedness of TCEH, are senior in right of payment to all existing or future unsecured debt of TCEH to the extent of the value of the TCEH Collateral (after taking into account any first-priority liens on the TCEH Collateral) and are senior in right of payment to any future subordinated debt of TCEH. These notes are effectively subordinated to TCEH's obligations under the TCEH Senior Secured Facilities, the TCEH Senior Secured Notes issued in April 2011 (see Note 9) and TCEH's commodity and interest rate hedges that are secured by a first-priority lien on the TCEH Collateral and any future obligations subject to first-priority liens on the TCEH Collateral, to the extent of the value of the TCEH Collateral. All other subsidiaries of EFCH, either direct or indirect, do not guarantee the TCEH Senior Notes or TCEH Senior Secured Second Lien Notes (collectively the Non-Guarantors). The indentures governing the TCEH Senior Notes and the TCEH Senior Secured Second Lien Notes contain certain restrictions, subject to certain exceptions, on EFCH's ability to pay dividends or make investments. See Note 11.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, "Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered" in order to present the condensed consolidating statements of income and of cash flows of EFCH (Parent), TCEH (Issuer), the Guarantors and the Non-Guarantors for the years ended December 31, 2011, 2010 and 2009 and the condensed consolidating balance sheets as of December 31, 2011 and December 31, 2010 of the Parent, Issuer, the Guarantors and the Non-Guarantors. Investments in consolidated subsidiaries are accounted for under the equity method. The presentations reflect the application of SEC Staff Accounting Bulletin Topic 5J, "Push Down Basis of Accounting Required in Certain Limited Circumstances," including the effects of the push down of $319 million and $464 million of the EFH Corp. Senior Notes and $388 million and $386 million of the EFH Corp. Senior Secured Notes to the Parent as of December 31, 2011 and December 31, 2010, respectively, and the TCEH Senior Notes, TCEH Senior Secured Notes (2011 only), TCEH Senior Secured Second Lien Notes and TCEH Senior Secured Facilities to the Other Guarantors as of December 31, 2011 and December 31, 2010. TCEH Finance's sole function is to be the co-issuer of the certain TCEH debt securities; therefore, it has no other independent assets, liabilities or operations (see Note 9).

EFCH (parent entity) received no dividends/distributions from its consolidated subsidiaries for the years ended December 31, 2011, 2010 and 2009.
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Statements of Income (Loss) For the Year Ended December 31, 2011 (Millions of Dollars)

	Parent Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Operating revenues	$—	$—	$7,040	$11	$(11)	$7,040
Fuel, purchased power costs and delivery fees	—	—	(3,396)	—	—	(3,396)
Net gain (loss) from commodity hedging and trading activities	—	1,018	(7)	—	—	1,011
Operating costs	—	—	(924)	—	—	(924)
Depreciation and amortization	—	—	(1,470)	—	—	(1,470)
Selling, general and administrative expenses	—	—	(735)	(4)	11	(728)
Franchise and revenue-based taxes	—	—	(96)	—	—	(96)
Other income	6	(16)	58	—	—	48
Other deductions	—	(87)	(437)	—	—	(524)
Interest income	—	381	694	—	(989)	86
Interest expense and related charges	(94)	(4,370)	(2,301)	(7)	2,980	(3,792)

Loss before income taxes and equity earnings of subsidiaries	(88)	(3,074)	(1,574)	—	1,991	(2,745)

Income tax benefit	26	1,067	520	—	(670)	943

Equity earnings (losses) of subsidiaries	(1,740)	267	—	—	1,473	—

Net loss	$(1,802)	$(1,740)	$(1,054)	$—	$2,794	$(1,802)
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY Condensed Consolidating Statements of Income (Loss) For the Year Ended December 31, 2010 (Millions of Dollars)

	Parent Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Operating revenues	$—	$—	$8,223	$12	$—	$8,235
Fuel, purchased power costs and delivery fees	—	—	(4,371)	—	—	(4,371)
Net gain from commodity hedging and trading activities	—	1,373	788	—	—	2,161
Operating costs	—	—	(837)	—	—	(837)
Depreciation and amortization	—	—	(1,380)	—	—	(1,380)
Selling, general and administrative expenses	—	—	(718)	(4)		(722)
Franchise and revenue-based taxes	—	—	(106)	—	—	(106)
Impairment of goodwill	—	(4,100)	—	—	—	(4,100)
Other income	—	727	176	—	—	903
Other deductions	—	—	(17)	(1)	—	(18)
Interest income	1	388	454	—	(753)	90
Interest expense and related charges	(231)	(3,409)	(1,867)	(6)	2,446	(3,067)
Income (loss) before income taxes and equity earnings of subsidiaries	(230)	(5,021)	345	1	1,693	(3,212)
Income tax (expense) benefit	83	281	(91)	—	(591)	(318)
Equity earnings (losses) of subsidiaries	(3,383)	1,357	—	—	2,026	—
Net income (loss)	$(3,530)	$(3,383)	$254	$1	$3,128	$(3,530)
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Statements of Income (Loss) For the Year Ended December 31, 2009 (Millions of Dollars)

	Parent Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Operating revenues	$—	$—	$7,911	$—	$—	$7,911
Fuel, purchased power costs and delivery fees	—	—	(3,934)	—	—	(3,934)
Net gain from commodity hedging and trading activities	—	1,049	687	—	—	1,736
Operating costs	—	—	(693)	—	—	(693)
Depreciation and amortization	—	—	(1,172)	—	—	(1,172)
Selling, general and administrative expenses	—	(1)	(737)	(3)	—	(741)
Franchise and revenue-based taxes	—	—	(108)	—	—	(108)
Impairment of goodwill	—	(70)	—	—	—	(70)
Other income	—	20	39	—	—	59
Other deductions	—	—	(63)	—	—	(63)
Interest income	—	431	419	—	(788)	62
Interest expense and related charges	(289)	(2,646)	(1,696)	—	2,510	(2,121)
Income (loss) before income taxes and equity earnings of subsidiaries	(289)	(1,217)	653	(3)	1,722	866
Income tax (expense) benefit	95	351	(201)	1	(597)	(351)
Equity earnings (losses) of subsidiaries	709	1,575	—	—	(2,284)	—
Net income (loss)	$515	$709	$452	$(2)	$(1,159)	$515
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows For the Year Ended December 31, 2011 (Millions of Dollars)

	Parent Guarantor		Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(4)	—	$(1,572)	$2,827	$(15)	$—	$1,236
Cash flows — financing activities:
Notes due to affiliates	12		2,370	—	7	(2,389)	—
Issuances of long-term debt	—		1,750	—	—	—	1,750
Repayments/repurchases of long-term debt	(8)		(1,372)	(28)	—	—	(1,408)
Net short-term borrowings under accounts receivable securitization program	—		—	—	8	—	8
Decrease in other short-term borrowings	—		(455)	—	—	—	(455)
Decrease in income tax-related note payable to Oncor	—		—	(39)	—	—	(39)
Contributions from noncontrolling interests	—		—	—	16	—	16
Debt amendment, exchange and issuance costs	—		(843)	—	—	—	(843)
Other, net	—		(2)	—	—	—	(2)
Cash provided by (used in) financing activities	4		1,448	(67)	31	(2,389)	(973)
Cash flows — investing activities:
Capital expenditures	—		—	(515)	(15)	—	(530)
Nuclear fuel purchases	—		—	(132)	—	—	(132)
Notes/loans (to) from affiliates	—		—	(2,043)	—	2,389	346
Proceeds from sale of assets	—		—	49	—	—	49
Reduction of restricted cash related to TCEH letter of credit facility	—		188	—	—	—	188
Other changes in restricted cash	—		—	(96)	—	—	(96)
Proceeds from sales of environmental allowances and credits	—		—	10	—	—	10
Purchases of environmental allowances and credits	—		—	(17)	—	—	(17)
Proceeds from sales of nuclear decommissioning trust fund securities	—		—	2,419	—	—	2,419
Investments in nuclear decommissioning trust fund securities	—		—	(2,436)	—		(2,436)
Other-net	—		—	9	—	—	9
Cash provided by (used in) investing activities	—		188	(2,752)	(15)	2,389	(190)
Net change in cash and cash equivalents	—		64	8	1	—	73
Cash and cash equivalents — beginning balance	—		23	15	9	—	47
Cash and cash equivalents — ending balance	$—		$87	$23	$10	$—	$120
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows For the Year Ended December 31, 2010 (Millions of Dollars)

	Parent Guarantor		Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(22)	—	$(829)	$2,208	$(100)	$—	$1,257
Cash flows — financing activities:
Issuances of long-term debt	—		350	3	—	—	353
Repayments/repurchases of long-term debt	(8)		(550)	(89)	—	—	(647)
Net short-term borrowings under accounts receivable securitization program	—		—	—	96	—	96
Increase in other short-term borrowings	—		172	—	—	—	172
Notes/loans from affiliates	34		—	—	—	—	34
Advances from affiliates	(4)		814	—	—	(810)	—
Decrease in income tax-related note payable to Oncor	—		—	(37)	—	—	(37)
Contributions from noncontrolling interests	—		—	—	32	—	32
Debt discount, financing and reacquisition expenses	—		—	(13)	—	—	(13)
Other-net	—		—	37	—	—	37
Cash provided by (used in) financing activities	22		786	(99)	128	(810)	27
Cash flows — investing activities:
Net notes/loans to affiliates	—		—	(1,313)	—	810	(503)
Capital expenditures	—		—	(764)	(32)	—	(796)
Nuclear fuel purchases	—		—	(106)	—	—	(106)
Proceeds from sale of assets	—		—	141	—	—	141
Proceeds from sale of environmental allowances and credits	—		—	12	—	—	12
Purchases of environmental allowances and credits	—		—	(30)	—	—	(30)
Changes in restricted cash	—		—	(33)	—	—	(33)
Proceeds from sales of nuclear decommissioning trust fund securities	—		—	974	—	—	974
Investments in nuclear decommissioning trust fund securities	—		—	(990)	—	—	(990)
Other-net	—		(11)	4	—	—	(7)
Cash used in investing activities	—		(11)	(2,105)	(32)	810	(1,338)
Net change in cash and cash equivalents	—		(54)	4	(4)	—	(54)
Effect of consolidation of VIE	—		—	—	7	—	7
Cash and cash equivalents — beginning balance	—		77	11	6	—	94
Cash and cash equivalents — ending balance	$—		$23	$15	$9	$—	$47
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows For the Year Ended December 31, 2009 (Millions of Dollars)

	Parent/ Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Cash provided by (used in) operating activities	$(8)	$(1,333)	$2,736	$(11)	$—	$1,384
Cash flows — financing activities:
Issuances of long-term debt	—	522	—	—	—	522
Repayments/repurchases of long-term debt	(7)	(174)	(98)	—	—	(279)
Increase in other short-term borrowings	—	53	—	—	—	53
Notes/loans from affiliates	15	286	—	41	(377)	(35)
Contributions from noncontrolling interests	—	—	—	48	—	48
Debt discount, financing and reacquisition expenses	—	(33)	—	(2)	—	(35)
Other-net	—	—	5	—	—	5
Cash provided by (used in) financing activities	8	654	(93)	87	(377)	279
Cash flows — investing activities:
Capital expenditures and nuclear fuel purchases	—	—	(1,451)	(70)	—	(1,521)
Redemption of investment held in money market fund	—	142	—	—	—	142
Reduction of restricted cash related to letter of credit facility	—	115	—	—	—	115
Proceeds from sales of environmental allowances and credits	—	—	19	—	—	19
Purchases of environmental allowances and credits	—	—	(19)	—	—	(19)
Proceeds from sales of nuclear decommissioning trust fund securities	—	—	3,064	—	—	3,064
Investments in nuclear decommissioning trust fund securities	—	—	(3,080)	—	—	(3,080)
Net notes/loans to affiliates	—	—	(1,199)	—	377	(822)
Proceeds from sale of assets	—	40	1	—	—	41
Other-net	—	(16)	29	—	—	13
Cash provided by (used in) investing activities	—	281	(2,636)	(70)	377	(2,048)
Net change in cash and cash equivalents	—	(398)	7	6	—	(385)
Cash and cash equivalents — beginning balance	—	475	4	—	—	479
Cash and cash equivalents — ending balance	$—	$77	$11	$6	$—	$94
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Balance Sheets As of December 31, 2011 (Millions of Dollars)

	Parent Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$87	$23	$10	$—	$120
Restricted cash	—	—	129	—	—	129
Advances to affiliates	—	—	41	—	(41)	—
Trade accounts receivable – net	—	4	651	525	(420)	760
Income taxes receivable	11	85	—	—	(96)	—
Accounts receivable from affiliates	—	9	—	—	(9)	—
Notes receivable from parent	—	670	—	—	—	670
Inventories	—	—	418	—	—	418
Commodity and other derivative contractual assets	—	1,630	1,253	—	—	2,883
Accumulated deferred income taxes	3	—	—	—	(3)	—
Margin deposits related to commodity positions	—	—	56	—	—	56
Other current assets	—	—	57	1	1	59
Total current assets	14	2,485	2,628	536	(568)	5,095
Restricted cash	—	947	—	—	—	947
Investments	(6,860)	22,903	663	—	(16,077)	629
Property, plant and equipment – net	—	—	19,086	132	—	19,218
Notes receivable from parent	—	922	—	—	—	922
Advances to affiliates	—	—	8,785	—	(8,785)	—
Goodwill	—	6,152	—	—	—	6,152
Identifiable intangible assets – net	—	—	1,826	—	—	1,826
Commodity and other derivative contractual assets	—	1,511	41	—	—	1,552
Accumulated deferred income taxes	—	294	—	1	(295)	—
Other noncurrent assets, principally unamortized amendment/issuance costs	6	974	902	6	(889)	999
Total assets	$(6,840)	$36,188	$33,931	$675	$(26,614)	$37,340
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	$—	$670	$670	$104	$(670)	$774
Notes/advances from affiliates	10	8,816	—	7	(8,826)	7
Long-term debt due currently	11	—	28	—	—	39
Trade accounts payable	—	—	552	421	(420)	553
Trade accounts and other payables to affiliates	—	—	215	3	(9)	209
Notes payable to parent/affiliate	57	—	—	—	—	57
Commodity and other derivative contractual liabilities	—	980	804	—	—	1,784
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Balance Sheets As of December 31, 2011 (Millions of Dollars)

	Parent Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Margin deposits related to commodity positions	—	865	196	—	—	1,061
Accumulated deferred income taxes	—	4	52	—	(3)	53
Accrued income taxes payable to parent	—	—	170	—	(96)	74
Accrued taxes other than income	—	—	136	—	—	136
Accrued interest	24	369	258	—	(257)	394
Other current liabilities	—	11	257	1	(3)	266
Total current liabilities	102	11,715	3,338	536	(10,284)	5,407
Accumulated deferred income taxes	82	—	4,124	—	506	4,712
Commodity and other derivative contractual liabilities	—	1,670	22	—	—	1,692
Notes or other liabilities due affiliates	—	—	363	—	—	363
Long-term debt held by affiliate	—	382	—	—	—	382
Long-term debt, less amounts due currently	782	29,230	28,672	—	(28,608)	30,076
Other noncurrent liabilities and deferred credits	13	52	2,358	—	1	2,424
Total liabilities	979	43,049	38,877	536	(38,385)	45,056
EFCH shareholder's equity	(7,819)	(6,861)	(4,946)	36	11,771	(7,819)
Noncontrolling interests in subsidiaries	—	—	—	103	—	103
Total equity	(7,819)	(6,861)	(4,946)	139	11,771	(7,716)
Total liabilities and equity	$(6,840)	$36,188	$33,931	$675	$(26,614)	$37,340
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Balance Sheets As of December 31, 2010 (Millions of Dollars)

	Parent Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$23	$15	$9	$—	$47
Restricted cash	—	—	33	—	—	33
Advances to affiliates (a)	—	—	39	—	(39)	—
Trade accounts receivable – net	—	4	891	612	(516)	991
Income taxes receivable	—	—	59	—	(59)	—
Accounts receivable from affiliates	—	3	—	—	(3)	—
Notes receivable from parent	—	1,921	—	—	—	1,921
Inventories	—	—	395	—	—	395
Commodity and other derivative contractual assets	—	696	1,944	—	—	2,640
Accumulated deferred income taxes	3	—	—	—	(3)	—
Margin deposits related to commodity positions	—	—	166	—	—	166
Other current assets	—	—	35	2	—	37
Total current assets	3	2,647	3,577	623	(620)	6,230
Restricted cash	—	1,135	—	—	—	1,135
Investments	(5,145)	22,632	635	—	(17,520)	602
Property, plant and equipment – net	—	—	20,043	112	—	20,155
Advances to affiliates (a)	—	—	6,744	—	(6,744)	—
Goodwill	—	6,152	—	—	—	6,152
Identifiable intangible assets – net	—	—	2,371	—	—	2,371
Commodity and other derivative contractual assets	—	1,760	311	—	—	2,071
Accumulated deferred income taxes	—	—	—	1	(1)	—
Other noncurrent assets, principally unamortized issuance costs	11	403	377	6	(369)	428
Total assets	$(5,131)	$34,729	$34,058	$742	$(25,254)	$39,144
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	$—	$1,125	$1,125	$96	$(1,125)	$1,221
Notes/advances from affiliates	8	6,774	—	1	(6,783)	—
Long-term debt due currently	9	621	233	—	(205)	658
Trade accounts payable	—	—	666	519	(516)	669
Trade accounts and other payables to affiliates	—	—	210	3	(3)	210
Notes payable to parent/affiliate	46	—	—	—	—	46
Commodity and other derivative contractual liabilities	—	918	1,246	—	—	2,164
Margin deposits related to commodity positions	—	341	290	—	—	631
ENERGY FUTURE COMPETITIVE HOLDINGS COMPANY AND SUBSIDIARIES Condensed Consolidating Balance Sheets As of December 31, 2010 (Millions of Dollars)

	Parent Guarantor	Issuer	Other Guarantors	Non-guarantors	Eliminations	Consolidated
Accrued income taxes payable to parent	—	79	—	1	(59)	21
Accrued taxes other than income	—	—	130	—	—	130
Accrued interest	26	298	185	—	(183)	326
Other current liabilities	—	8	253	—	(7)	254
Total current liabilities	89	10,164	4,338	620	(8,881)	6,330
Accumulated deferred income taxes	70	376	5,655	—	(101)	6,000
Commodity and other derivative contractual liabilities	—	831	38	—	—	869
Notes or other liabilities due affiliates	—	—	384	—	—	384
Long-term debt held by affiliate	—	343	—	—	—	343
Long-term debt, less amounts due currently	934	28,106	27,550	—	(27,459)	29,131
Other noncurrent liabilities and deferred credits	12	55	2,169	—	—	2,236
Total liabilities	1,105	39,875	40,134	620	(36,441)	45,293
EFCH shareholder's equity	(6,236)	(5,146)	(6,076)	35	11,187	(6,236)
Noncontrolling interests in subsidiaries	—	—	—	87	—	87
Total equity	(6,236)	(5,146)	(6,076)	122	11,187	(6,149)
Total liabilities and equity	$(5,131)	$34,729	$34,058	$742	$(25,254)	$39,144
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(a)
During the preparation of our December 31, 2011 financial statements, we determined that $6.7 billion of the advances from affiliates within the 'Other Guarantors' column previously reported within current assets should be classified as long-term.  We believe this correction is not material.